Principal Accounting Policies (Additional information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) ¥ / $
Convenience translation [Abstract]
Convenience translation, noon buying rate of US$ using RMB | ¥ / $	6.4778				6.4778
Sales and marketing expenses [Abstract]
Total advertising expenses	¥ 117,900	$ 18,200	¥ 64,400	¥ 54,200
Employee social security and welfare benefits [Abstract]
Employee social security and welfare benefits	75,600	$ 11,700	73,700	¥ 57,400
Recently issued accounting pronouncements [Abstract]
Deferred tax assets	35,963		¥ 24,565		$ 5,552
Deferred tax liabilities | ¥	¥ 0